Related party transactions	3 Months Ended
Mar. 31, 2022
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly, including the Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, Chief Technology Officer, Chief Corporate Development Officer and Chief Human Resource Officer and Directors.

Compensation expense for the Company’s key management personnel for the three months ended March 31, 2022 and 2021 is as follows:

	Three months ended March 31,
	2022	2021
	$	$
Salaries and benefits	1,489	1,005
Share-based compensation	668	227
	2,157	1,232